Income tax (Narrative) (Details)			12 Months Ended
	May 23, 2023 USD ($)	May 23, 2023 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure Of Income tax [Line Items]
Bermuda			$ 38,709,000	$ 39,526,000	$ 53,005,000
Threshold revenue	$ 810,000,000	€ 750,000,000
Colombia [Member]
Disclosure Of Income tax [Line Items]
Applicable income tax rate excluding surcharge tax rate			35.00%
Surcharge rate			10.00%
Applicable tax rate			45.00%
Spain [Member]
Disclosure Of Income tax [Line Items]
Percentage of dividends and capital gains exempt from tax			95.00%
Minimum | Colombia [Member]
Disclosure Of Income tax [Line Items]
Surcharge rate			0.00%
Minimum | Other countries where the group operates
Disclosure Of Income tax [Line Items]
Applicable tax rate			25.00%
Maximum | Colombia [Member]
Disclosure Of Income tax [Line Items]
Surcharge rate			15.00%
Maximum | Other countries where the group operates
Disclosure Of Income tax [Line Items]
Applicable tax rate			35.00%